January 3, 2006

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Mellon Funds Trust (the “Trust”)
1933 Act Registration No. 333-34844
1940 Act Registration No. 811-09903

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A filed electronically on December 23, 2005 with the Securities and Exchange Commission pursuant to Rule 485(b).

Please address any comments or questions to my attention at (212) 922-6754.

Sincerely, /s/ Joseph M. Chioffi Joseph M. Chioffi Vice President and Assistant Secretary